Commission and Fee Income (Tables)	6 Months Ended
Jun. 30, 2023
Commissions and Fee Income [Abstract]
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Three months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	52	12	64	4	(1)	130
Commissions for assets under management	4	0	100	904	(0)	1,008
Commissions for other securities	122	(0)	9	0	0	132
Underwriting and advisory fees	7	247	4	0	3	260
Brokerage fees	5	69	234	10	0	318
Commissions for local payments	116	0	251	0	(0)	366
Commissions for foreign commercial business	116	3	6	0	(7)	118
Commissions for foreign currency/exchange business	2	0	1	0	(0)	3
Commissions for loan processing and guarantees	155	87	53	0	1	296
Intermediary fees	6	(0)	86	0	1	93
Fees for sundry other customer services	73	70	(4)	29	1	169
Total fee and commissions income	660	487	804	947	(3)	2,894
Gross expense						(573)
Net fees and commissions						2,321

	Three months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	57	7	67	4	(1)	135
Commissions for assets under management	5	0	90	914	0	1,009
Commissions for other securities	151	0	12	0	0	163
Underwriting and advisory fees	7	336	3	0	(6)	341
Brokerage fees	4	82	283	20	1	390
Commissions for local payments	119	0	242	0	1	362
Commissions for foreign commercial business	120	8	19	0	(1)	145
Commissions for foreign currency/exchange business	5	0	1	0	0	6
Commissions for loan processing and guarantees	157	72	83	0	2	315
Intermediary fees	1	1	142	0	2	145
Fees for sundry other customer services	69	90	0	29	0	188
Total fee and commissions income	696	596	941	967	(1)	3,200
Gross expense						(699)
Net fees and commissions						2,502

Prior years’ comparatives aligned to segmental presentation in the current year
	Six months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	102	25	122	7	(1)	255
Commissions for assets under management	9	0	187	1,759	(0)	1,955
Commissions for other securities	223	(0)	20	0	0	243
Underwriting and advisory fees	23	583	10	0	(3)	613
Brokerage fees	10	139	543	15	(9)	698
Commissions for local payments	237	1	494	0	0	732
Commissions for foreign commercial business	239	13	12	0	(13)	251
Commissions for foreign currency/exchange business	3	0	2	0	(0)	5
Commissions for loan processing and guarantees	309	159	115	0	0	584
Intermediary fees	12	(0)	164	0	5	181
Fees for sundry other customer services	148	122	6	57	2	335
Total fee and commissions income	1,316	1,042	1,674	1,838	(17)	5,853
Gross expense						(1,185)
Net fees and commissions						4,669

	Six months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	112	13	132	9	(1)	265
Commissions for assets under management	10	0	193	1,829	0	2,032
Commissions for other securities	262	0	24	0	0	286
Underwriting and advisory fees	19	832	6	0	(22)	835
Brokerage fees	11	149	696	36	1	894
Commissions for local payments	236	2	485	0	7	730
Commissions for foreign commercial business	237	14	39	0	(2)	288
Commissions for foreign currency/exchange business	10	0	2	0	0	12
Commissions for loan processing and guarantees	299	130	162	0	3	595
Intermediary fees	6	1	330	0	6	344
Fees for sundry other customer services	139	173	3	62	2	379
Total fee and commissions income	1,341	1,315	2,072	1,937	(6)	6,658
Gross expense						(1,401)
Net fees and commissions						5,257

Prior years’ comparatives aligned to segmental presentation in the current year